Noncontrolling Interests	12 Months Ended
Dec. 31, 2016
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS
22.	NONCONTROLLING INTERESTS

	Commodities brokerage Services	Investment Advisory services	Institution Subscription services	Rifa Financial Holdings Brokerage services	Other	Total

Balance as of January 1, 2014	$11,970,580	$2,906,331	$(194,944)	$(35,615)	-	$14,646,352

Business restructure	(2,569,160)	2,384,519	786,355	-	12,201	613,915
Dividends paid to noncontrolling shareholders	(1,030,012)	-	-	-	-	(1,030,012)
Share-based compensation (Note17)	158,696	-	-	-	-	158,696
Net income (loss)	2,463,956	(5,290,850)	(591,411)	3,936	(48,510)	(3,462,879)

Balance as of December 31, 2014	$10,994,060	$-	$-	$(31,679)	$(36,309)	$10,926,072

Dividends paid to noncontrolling shareholders	(6,509,680)	-	-	-	-	(6,509,680)
Changes in controlling ownership interest	1,393,508	-	-	-	320,956	1,714,464
Paid-in capital from noncontrolling shareholders	641	-	-	-	-	641
Share-based compensation (Note17)	724,285	-	-	-	-	724,285
Net income (loss)	4,815,506	-	-	(195,587)	(284,647)	4,335,272

Balance as of December 31, 2015	$11,418,320	$-	$-	$(227,266)	-	$11,191,054

Dividends paid to noncontrolling shareholders	(10,117,946)	-	-	-	-	(10,117,946)
Changes in controlling ownership interest	171,542	-	-	-	-	171,542
Deconsolidation	2,404,822	-	-	105,953	-	2,510,775
Share-based compensation (Note17)	1,162,066	-	-	-	-	1,162,066
Net income (loss)	(9,563,735)	-	-	276,370	-	(9,287,365)

Balance as of December 31, 2016	$(4,524,931)	$-	$-	$155,057	-	$(4,369,874)